UNIT-BASED COMPENSATION - Equity-settled BPY Awards by Expiry Date (Details) - Equity-Settled Share-Based Payment Arrangement	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	19,871,387	19,915,189	13,836,213
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 20.58	$ 20.58	$ 20.56
2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0	$ 0
2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	389,800	389,800
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 17.44	$ 17.44
2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	987,700	987,700
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 18.09	$ 18.09
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,108,420	1,108,420
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 16.80	$ 16.80
2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	11,787,572	11,794,215
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 20.59	$ 20.59
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,937,175	1,947,979
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 25.18	$ 25.18
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,766,970	2,793,325
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 19.51	$ 19.51
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	93,750	93,750
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 22.92	$ 22.92
2028
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	800,000	800,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 22.50	$ 22.50